Commitments and Contingencies (Details) - Schedule of Certain Fees and Corresponding Payment Amounts - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Service Fee Advance (paid) [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	$ 49,989	$ 49,989
Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid) [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	193,671	193,671
Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	47,740	47,740
Statistics Fees – 35% on Development of SAP tables [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	47,740	47,740
Statistics Fees – 30% on Final Analysis [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	$ 40,920	$ 40,920
Service Fees – Remainder Due [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
Service Fees – Remainder Due	Split monthly over course of study	Split monthly over course of Study